Post-Employment Benefits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense in AOCI, related to net gains (losses)	$ (100,000)	$ 400,000	$ 100,000
Amortization, net periodic benefit cost	100,000
OPEB Plan [Member]
Defined Benefit Plan Disclosure [Line Items]
Net periodic benefit expense in AOCI, related to net gains (losses)	(43,000)	(47,000)
Contributions by employer	$ 100,000